8. STOCK WARRANTS (Annual) (Tables)	12 Months Ended
Dec. 31, 2014
Annual Report
Stock Warrants
Stock warrants outstanding and exercisable on December 31, 2014 are as follows:
	Exercise Price per Share	Shares Under Warrants	Remaining Life in Years
Outstanding
	$0.001	4,050,000	3
	$0.10	2,050,000	10
	$0.4	4,750,000	3
	$1	524,000	3

Exercisable
	$0.001	4,050,000	3
	$0.10	125,000	10
	$0.4	4,750,000	3
	$1	524,000	3